Due to related parties (Details) - Key management personnel of entity or parent [member] - CAD ($)	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Accounts payable		$ 79,290	$ 58,617
Due to related parties		$ 79,290	$ 58,617